BASIS OF PRESENTATION (POLICIES)	6 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION (POLICIES)
Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the financial information of America West Resources, Inc., and its wholly owned subsidiaries, Hidden Splendor Resources, Inc. (“Hidden Splendor”), America West Services, Inc., and America West Marketing, Inc. (collectively “America West”). All significant inter-company accounts and transactions have been eliminated.

Reclassifications	Reclassifications Certain amounts for 2011 have been reclassified to conform to the 2012 presentation. The reclassifications had no effect on the net loss for 2011.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, America West believes that the impact of recently issued accounting pronouncements that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.